SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
SHARE CAPITAL
SHARE CAPITAL

17.       SHARE CAPITAL

	Number of shares in issue
	(Note (a))		Share	Share
	A shares	H shares	capital	premium

At January 1, 2016	10,959,832	3,943,966	14,903,798	20,747,839
Business combination under common control	—	—	—	(3,010,627)
Capital injection from non-controlling shareholders	—	—	—	176,615
At December 31, 2016 and January 1, 2017	10,959,832	3,943,966	14,903,798	17,913,827

Business combinations under common control (Note (b))	—	—	—	(242,564)
Capital injection from non-controlling shareholders (Note (c))	—	—	—	1,887,824
Acquisition of non-controlling interests (note 35(a) (xxvii)) (Note (d))	—	—	—	(980,725)
Disposal of equity interest in subsidiaries without loss of control (Note (e))	—	—	—	38,189
At December 31, 2017	10,959,832	3,943,966	14,903,798	18,616,551

Note:

(a)	As at December 31, 2016 and 2017, all issued shares were registered and fully paid. Both A shares and H shares rank pari passu with each other.

The number of the Company’s authorised ordinary shares was 14,903,798,236 at par value of RMB1.00 per share as at December 31, 2016 and 2017. There were 14,903,798,236 ordinary shares issued and outstanding as at December 31, 2016 and 2017, respectively.

(b)

As disclosed in note 38(g) and note 38(h), the acquisitions of 100% equity interest of Chinalco Qingdao Light Metal Co., Ltd.  (“Qingdao Light Metal”) (中鋁青島輕金屬有限公司) and Sewage Treatment Plant of Chalco Shanxi Aluminum (“Shanxi Aluminum Sewage Treatment Plant ") (山西鋁廠汙水處理站) were considered to be business combinations under common control, which resulted to the decrease of share premium amounted to RMB162 million and RMB50 million, respectively.

In November 2017, the Group and Chinalco adjusted the consideration of acquisition of Xinghua Technology, which was considered to be a business combination under common control in 2016. The adjustment of consideration was agreed by both parties within the measurement period. Accordingly, share premium was reduced by RMB31 million.

(c)In December 2017, the Company entered into “Investment Agreements” and “Debt to Equity Swap Agreements” with eight investors (the "Investors“), including Huarong Ruitong Equity Investment Management Co., Ltd.  (華融瑞通股權投資管理有限公司), China Life Insurance Co., Ltd. (中國人壽保險股份有限公司), Shenzhen Zhao Ping Aluminum Investment Center (limited partnership) (深圳市招平中鋁投資有限（有限合夥）), China Pacific Life Insurance Co., Ltd. (中國太平洋人壽保險股份有限公司), China Cinda Asset Management Co., Ltd. (中國信達資產管理股份有限公司), BOC Financial Asset Investment Co, Ltd. (中銀金融資產投資有限公司), ICBC Financial Asset Investment Co., Ltd. (工銀金融資產投資有限公司) and ABC Financial Asset Investment Co., Ltd. (農銀金融資產投資有限公司). The "Investment Agreements" and the "Debt to Equity Swap Agreements" were approved by the second extraordinary general meeting of shareholders of the Company on December 20, 2017. Pursuant to the "Investment Agreements" and the "Debt to Equity Swap Agreements", the Investors respectively agreed to invest in the following subsidiaries of the Company, Chalco Shandong, Zhongzhou Aluminum, Baotou Aluminum and Chalco Mining (“Target Companies”) by cash or debt-to-equity swap amounting to  RMB12,600 million in aggregate. The investment did not result in a loss of the Company's control over the subsidiaries. On the capital injection date, the carrying amount of the net assets of Target Companies attributed to the Investors was RMB10,736 million, therefore, the difference amounting to RMB1,864 million was recorded in share premium.

In July 2017, Jiaozuo Wanfang Aluminum Co., Ltd.* (“Jiaozuo Wanfang") (焦作萬方鋁業股份有限公司) made a capital contribution to Chinalco Xinjiang Aluminum Power Co., Ltd.* (“Xinjiang Aluminum”) (中鋁新疆鋁電有限公司) of RMB27 million. After the capital contribution, the carrying amount of the net assets of Xinjiang Aluminum attributed to Jiaozuo Wanfang was RMB4 million and the difference amounting to RMB23 million was recorded in share premium.

(d)In August 2017, the Company entered into a reorganisation agreement with Shanxi Zhangze Electric Power Co., Ltd.* (“Zhangze Electric Power”) (山西漳澤電力股份有限公司), pursuant to which the Company made a capital contribution into Shanxi Huaze Aluminum and Power Co., Ltd. (" Shanxi Huaze”) by injecting the net assets of Shanxi branch of the Company with the appraisal value amounting to RMB3,426 million and Shanxi Huaze was renamed as Chalco Shanxi New Material Co., Ltd.* (“Shanxi New Material ") (中鋁山西新材料有限公司). After the capital contribution, the Company’s equity interest in Shanxi New Material  increased from 60.00% to 85.98%. Zhangze Electric Power’s non- controlling equity interests in Shanxi New Material was reduced to 14.02%, resulting in a decrease in non-controlling interests and an increase in share premium amounting to RMB45 million, respectively.

(e)In September 2017, Beijing Shijingshan People's Court accepted the liquidation petition filed by the Group’s subsidiary, Beijing Yike Energy Technology Co., Ltd. ("Beijing Yike") (北京意科能源技术有限公司). Upon the liquidation administrators took control over Beijing Yike, and therefore, the directors of the Company considered the Group lost control over Beijing Yike and deconsolidated Beijing Yike since then.

      Beijing Yike held 29.06% equity interest of Ningxia Yike Solar Energy Power Co., Ltd. (寧夏意科太陽能發電有限公司), and the Group directly held other 70.94% equity interests. After the liquidation, the 29.06% equity interest was accounted for as a non-controlling interest due to the Group's loss of control over Beijing Yike.

*     The English names represent the best effort by the management of the Group in translating their Chinese names as they do not have any official English names.